CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income Statement [Abstract]
Revenues	$ 176	$ (0)	$ (0)
Cost of revenues	191
GROSS LOSS	(15)
Operating expenses
Research and development, net	8,324	9,893	10,470
Sales and marketing	3,221	4,752	2,369
General and administrative	5,073	6,161	14,727
Total operating expenses	16,618	20,806	27,566
LOSS FROM OPERATIONS	(16,633)	(20,806)	(27,566)
Change in fair value of financial instruments	(18,017)	971	(5,948)
Other financial expenses, net	(44)	(69)	(565)
LOSS BEFORE TAX EXPENSE	(34,694)	(19,904)	(34,079)
TAX EXPENSES	(1,039)	775	433
TOTAL COMPREHENSIVE LOSS	$ (33,655)	$ (20,679)	$ (34,512)
NET LOSS PER SHARE - BASIC AND DILUTED	$ (1.86)	$ (1.21)	$ (2.03)
WEIGHTED AVERAGE NUMBER OF SHARES USED IN COMPUTING NET LOSS PER SHARE - BASIC AND DILUTED	18,046,742	17,023,397	16,964,727